Financial Liabilities - Changes in Liabilities Derived from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in liabilities derived from financing activities
Balance at beginning of year	€ 6,376,845	€ 6,056,885
New financing	5,570,582	191,779
Refunds	(5,629,994)	(158,511)
Bear of interests	244,354	286,641
Other movements	676,929	4,335
Collection / Payment of interests	(236,179)	(225,146)
Business combination	10,233	61,823
Foreign exchange differences	194,610	159,039
Balance at end of year	7,207,380	6,376,845
Obligations
Changes in liabilities derived from financing activities
Balance at beginning of year	1,102,978	949,205
New financing	1,778,218	99,990
Refunds	(100,215)	(92,244)
Bear of interests	37,095	31,694
Other movements	(108,874)	146,333
Collection / Payment of interests	(32,000)	(32,000)
Balance at end of year	2,677,202	1,102,978
Senior Secured debt & Other loans
Changes in liabilities derived from financing activities
Balance at beginning of year	5,165,765	5,052,680
New financing	3,780,115	85,000
Refunds	(5,447,842)	(45,225)
Bear of interests	171,535	253,673
Other movements	24,121	(141,998)
Collection / Payment of interests	(204,179)	(193,146)
Business combination	10,233
Foreign exchange differences	187,991	154,781
Balance at end of year	3,687,739	5,165,765
Finance lease payable
Changes in liabilities derived from financing activities
Balance at beginning of year	12,885	9,360
Refunds	(73,785)	(1,001)
Bear of interests	34,558	409
Other movements	761,682
Business combination		4,007
Foreign exchange differences	5,350	110
Balance at end of year	740,690	12,885
Other financial liabilities
Changes in liabilities derived from financing activities
Balance at beginning of year	95,217	45,640
New financing	12,249	6,789
Refunds	(8,152)	(20,041)
Bear of interests	1,166	865
Business combination		57,816
Foreign exchange differences	1,269	4,148
Balance at end of year	€ 101,749	€ 95,217